Key Management Compensation	12 Months Ended
Dec. 31, 2021
Disclosure Of Key Management Compensation [Abstract]
KEY MANAGEMENT COMPENSATION [Text Block]
29. KEY MANAGEMENT COMPENSATION

	Year Ended December 31,
	2021	2020
Salaries, bonuses, fees and benefits
Independent members of the Board of Directors	$868	$803
Other members of key management	3,790	3,937
Share-based payments
Independent members of the Board of Directors	769	402
Other members of key management	3,661	2,646
	$9,088	$7,788